UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2004

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         October 25, 2004
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $181,903,630 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE
Alcoa Inc
Common
013817101
240,169
7,150
X
ALL
1,112

6,038
Abbott Laboratories
Common
002824100
569,742
13,450
X
ALL
6,050

7,400
Adobe Systems Inc
Common
00724F101
326,502
6,600
X
ALL
2,800

3,800
A F L A C Inc
Common
001055102
1,444,889
36,850
X
ALL
25,250

11,600
Applied Materials Inc
Common
038222105
3,943,996
239,175
X
ALL
150,170

89,005
Amgen Incorporated
Common
031162100
6,334,727
111,763
X
ALL
56,929

54,834
Apache Corp
Common
037411105
1,000,897
19,974
X
ALL
6,442

13,532
Bank Of America Corp
Common
060505104
1,235,165
28,506
X
ALL
9,282

19,224
Bed Bath & Beyond
Common
075896100
4,082,434
110,009
X
ALL
68,158

41,851
BB&T Corporation
Common
054937107
1,463,251
36,867
X
ALL
19,069

17,798
Bellsouth Corporation
Common
079860102
208,987
7,706
X
ALL
1,700

6,006
Biomet Incorporated
Common
090613100
4,525,889
96,542
X
ALL
48,980

47,562
Bristol-Myers Squibb Co
Common
110122108
549,144
23,200
X
ALL
1,900

21,300
BP PLC Sponsored ADRs
Common
055622104
394,541
6,858
X
ALL
1,737

5,121
C H Robinson Worldwide
Common
12541W100
1,656,680
35,712
X
ALL
19,377

16,335
Capital One Financial Cp
Common
14040H105
520,995
7,050
X
ALL
3,700

3,350
Cisco Systems Inc
Common
17275R102
747,729
41,311
X
ALL
14,661

26,650
Cintas Corp
Common
172908105
2,145,091
51,025
X
ALL
31,330

19,695
CUNO, Incorporated
Common
126583103
1,988,044
34,425
X
ALL
19,875

14,550
ChevronTexaco Corporation
Common
166764100
506,040
9,434
X
ALL
2,120

7,314
Dominion Res Inc Va New
Common
25746U109
806,229
12,356
X
ALL
7,732

4,624
Donaldson
Common
257651109
2,483,699
87,485
X
ALL
52,380

35,105
Du Pont E I De Nemour&Co
Common
263534109
421,580
9,850
X
ALL
600

9,250
Dell Inc
Common
24702R101
590,782
16,595
X
ALL
13,900

2,695










Page Total


38,187,200





















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Emerson Electric Co
Common
291011104
860,704
13,907
X
ALL
8,677

5,230
Expeditors Intl Wash
Common
302130109
1,214,278
23,487
X
ALL
13,652

9,835
Fastenal Co
Common
311900104
1,018,080
17,675
X
ALL
10,500

7,175
Factset Research Systems
Common
303075105
3,308,689
68,645
X
ALL
37,620

31,025
Fortune Brands Inc
Common
349631101
350,446
4,730
X
ALL
730

4,000
Freddie Mac Voting Shs
Common
313400301
1,368,409
20,975
X
ALL
13,250

7,725
Forward Air, Inc.
Common
349853101
2,435,617
60,860
X
ALL
32,695

28,165
General Electric Company
Common
369604103
4,311,021
128,381
X
ALL
47,560

80,821
Gentex Corp
Common
371901109
3,695,500
105,195
X
ALL
61,665

43,530
GlaxoSmithkline PLC  ADRs
Common
37733W105
293,253
6,706
X
ALL
1,350

5,356
H C C Insurance Holdings
Common
404132102
3,097,159
102,725
X
ALL
64,460

38,265
Harley Davidson Inc
Common
412822108
4,187,310
70,446
X
ALL
43,875

26,571
Hewitt Associates Inc
Common
42822Q100
2,002,493
75,680
X
ALL
45,250

30,430
Harte-Hanks Incorporated
Common
416196103
2,480,617
99,185
X
ALL
61,390

37,795
Hlth Mgmt Assoc Cl A
Common
421933102
3,395,977
166,225
X
ALL
99,910

66,315
Int'l Business Machines
Common
459200101
324,955
3,790
X
ALL
684

3,106
Intel Corp
Common
458140100
2,228,626
111,098
X
ALL
47,269

63,829
Johnson & Johnson
Common
478160104
4,628,692
82,171
X
ALL
39,893

42,278
Kimberly-Clark Corp
Common
494368103
497,343
7,700
X
ALL
2,950

4,750
Kinder Morgan Inc
Common
49455P101
433,458
6,900
X
ALL
1,750

5,150
Carmax Inc
Common
143130102
4,089,005
189,745
X
ALL
121,390

68,355
Coca Cola Company
Common
191216100
554,693
13,850
X
ALL
10,650

3,200
Littelfuse Inc
Common
537008104
1,384,998
40,110
X
ALL
23,935

16,175
Linear Technology Corp
Common
535678106
2,284,425
63,036
X
ALL
35,290

27,746










Page Total


50,445,747
















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Lilly Eli & Company
Common
532457108
1,314,555
21,891
X
ALL
12,266

9,625
Lowes Companies Inc
Common
548661107
5,447,120
100,223
X
ALL
50,528

49,695
Moodys Corp
Common
615369105
2,250,973
30,730
X
ALL
16,765

13,965
Medtronic Inc
Common
585055106
5,334,386
102,782
X
ALL
47,031

55,751
Manulife Financial Corp
Common
56501R106
376,375
8,595
X
ALL
0

8,595
McGraw-Hill Cos
Common
580645109
2,912,670
36,550
X
ALL
20,495

16,055
Markel Corp
Common
570535104
7,313,398
23,714
X
ALL
650

23,064
3m Company
Common
88579Y101
551,793
6,900
X
ALL
2,500

4,400
Altria Group Inc
Common
02209S103
3,573,205
75,961
X
ALL
35,833

40,128
Molex Incorporated Cl A
Common
608554200
291,131
11,061
X
ALL
6,253

4,808
Merck & Co Inc
Common
589331107
439,560
13,320
X
ALL
2,200

11,120
Marlin Business Services
Common
571157106
1,589,160
84,710
X
ALL
50,850

33,860
Microsoft Corp
Common
594918104
732,946
26,508
X
ALL
7,108

19,400
National Instruments Corp
Common
636518102
2,346,515
77,520
X
ALL
43,315

34,205
Nat'l Commerce Finl Corp
Common
63545P104
325,713
9,521
X
ALL
9,021

500
North Fork Bancorp Inc
Common
659424105
3,725,177
83,806
X
ALL
46,885

36,921
Nokia Corp Sponsored ADR
Common
654902204
4,207,447
306,665
X
ALL
187,735

118,930
Nuveen VA Premium Fund
Common
67064R102
411,416
24,301
X
ALL
24,301

0
Norfolk Southern Corp
Common
655844108
288,597
9,704
X
ALL
954

8,750
Omnicare Inc
Common
681904108
757,216
26,700
X
ALL
17,950

8,750
Oracle Corporation
Common
68389X105
1,339,884
118,784
X
ALL
74,538

44,246
Paychex Inc
Common
704326107
2,076,219
68,863
X
ALL
36,738

32,125
Plum Creek Timber Co
Common
729251108
1,388,519
39,638
X
ALL
14,911

24,727
Pepsico Incorporated
Common
713448108
3,047,533
62,642
X
ALL
29,910

32,732










Page Total


52,041,506





















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Pfizer Incorporated
Common
717081103
5,714,663
186,754
X
ALL
87,849

98,905
Procter & Gamble Co
Common
74271810
348,425
6,438
X
ALL
1,838

4,600
Progressive Corp.
Common
743315103
398,325
4,700
X
ALL
4,500

200
Royal Dutch Petroleum
Common
780257804
524,978
10,174
X
ALL
3,049

7,125
Resmed Inc
Common
761152107
2,381,167
50,014
X
ALL
25,764

24,250
The Southern Company
Common
842587107
628,021
20,948
X
ALL
9,100

11,848
Suntrust Banks Inc
Common
867914103
671,711
9,540
X
ALL
7,812

1,728
Sysco Corp
Common
871829107
2,077,046
69,420
X
ALL
38,565

30,855
Tiffany & Co New
Common
886547108
3,665,745
119,250
X
ALL
70,945

48,305
South Financial Group
Common
837841105
422,859
14,995
X
ALL
14,995

0
Texas Instruments Inc
Common
882508104
2,533,490
119,055
X
ALL
71,840

47,215
Utd Dominion Realty Tr
Common
910197102
272,900
13,762
X
ALL
1,900

11,862
United Parcel Service B
Common
911312106
1,419,704
18,700
X
ALL
6,700

12,000
Viacom Inc Non Vtg Cl B
Common
925524308
241,330
7,191
X
ALL
7,191

0
Vodafone Group Plc Adr
Common
92857W100
5,711,900
236,910
X
ALL
108,798

128,112
Verizon Communications
Common
92343V104
227,183
5,769
X
ALL
2,373

3,396
Waters Corp
Common
941848103
2,323,409
52,685
X
ALL
29,495

23,190
Wachovia Corp New
Common
929903102
1,207,456
25,718
X
ALL
17,815

7,903
Wells Fargo & Co New
Common
949746101
870,061
14,591
X
ALL
6,191

8,400
Wilmington Trust Corp
Common
971807102
736,511
20,340
X
ALL
8,100

12,240
Washington Mutual Inc
Common
939322103
1,296,987
33,188
X
ALL
22,838

10,350
Washington Real Est Invst
Common
939653101
281,790
9,300
X
ALL
6,300

3,000
Wrigley Wm JR Co
Common
982526105
711,921
11,245
X
ALL
6,695

4,550










Page Total


35,822,422





















9/30/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Exxon Mobil Corporation
Common
30231G102
3,985,116
82,456
X
ALL
22,332

60,124
Dentsply Intl Inc
Common
249030107
618,086
11,900
X
ALL
8,700

3,200
Zebra Technologies Cl A
Common
989207105
185,303
3,037
X
ALL
2,437

600
Zimmer Holdings Inc
Common
98956P102
618,251
7,822
X
ALL
3,650

4,172










Page Total


5,406,755
















Grand Total


181,903,630



























